Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income taxes
Schedule of income (loss) by tax jurisdictions

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Income from China operations	3,241,171	3,320,283	3,770,270
Loss from non-China operations	(575,087)	(779,430)	(1,023,195)
Total income before tax and share of loss of equity method investees	2,666,084	2,540,853	2,747,075

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Income tax expenses applicable to China and Hong Kong operations
Current tax (Note)	689,473	780,013	682,309
Deferred tax	(87,645)	(153,873)	(115,705)
Total tax expenses	601,828	626,140	566,604

Note:

All current tax was related to income tax in PRC and Hong Kong.

Schedule of reconciliation of the income tax expense to income before income tax expense and share of loss of affiliates

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Income before income tax expense and share of loss of equity method investees	2,666,084	2,540,853	2,747,075
Computed income tax expense at PRC EIT tax rate	666,521	635,213	686,769
Effect of non-deductible expenses, including:
—Share-based compensation expenses	118,913	166,774	167,803
—Other non-deductible expenses	6,408	67,911	65,497
Effect of different tax rates of subsidiaries operating in other jurisdiction	1,693	8,634	10,454
Effect of tax holidays on concessionary rates granted to PRC subsidiaries	(280,523)	(329,048)	(397,437)
Effect of non-taxable income	(17,419)	(30,075)	(58,053)
Change in valuation allowance	105,387	106,731	91,571
Others	848	—	—
Income tax expenses	601,828	626,140	566,604

Schedule of aggregate amount and per share effect of the tax holidays and tax concessions

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
The aggregate effect	280,523	329,048	397,437
Per share effect:
Class A and Class B ordinary share:
—basic	2.42	2.80	3.00
—diluted	2.23	2.62	2.84

Schedule of the principal components of deferred tax assets

	As of December 31,
	2017	2018
	RMB	RMB
Deferred tax assets:
Net operating loss carry forwards	287,104	356,293
Allowance for doubtful debts	41,937	44,621
Allowance for other investments	13,980	13,980
Inventory write-down	52,885	126,755
Payroll payable and other accruals	14,963	14,750
Deferred income	131,261	178,910
Others	4,043	6,093
Less: valuation allowance	(261,061)	(352,632)
Total deferred tax assets-non current	285,112	388,770
Deferred tax liability :
Intangible assets	17,007	4,960
Total deferred tax liability-non-current	17,007	4,960